AFS and HTM Debt Securities, Investment Grade Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 162,978	$ 130,448
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 235,043	$ 262,801
Held-to-maturity, percent of investment grade	99.00%	99.00%
Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	99.00%	99.00%
Securities of U.S. Treasury and federal agencies [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 146,314	$ 105,045
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 197,777	$ 212,960
Held-to-maturity, percent of investment grade	100.00%	100.00%
Securities of U.S. states and political subdivisions [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 12,035	$ 20,066
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 18,210	$ 18,635
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 2,202	$ 1,533
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 15,904	$ 28,154
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member] | Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	100.00%	100.00%
All other debt securities [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 2,427	$ 3,804
Available-for-sale, percent of investment grade	89.00%	95.00%
Held-to-maturity, amortized cost	$ 3,152	$ 3,052
Held-to-maturity, percent of investment grade	61.00%	64.00%